THE ADVISORS' INNER CIRCLE FUND
                               CB CORE EQUITY FUND

                      Supplement Dated June 20, 2003 to the
             Statement of Additional Information Dated May 20, 2003

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE RETAINED AND READ IN CONJUNCTION WITH THE STATEMENT OF ADDITIONAL INFORMATION.

The "Limitation of Trustees' Liability" section is hereby amended to reflect the following additional language:

         Nothing contained in this section attempts to disclaim a trustee's individual liability in any manner inconsistent with the Federal Securities laws.

Following the "Code of Ethics," the Statement of Additional Information is hereby amended to reflect the following schedule:

PREDECESSOR FUND SCHEDULE OF INVESTMENTS

PREDECESSOR FUND - STATEMENT OF NET ASSETS

April 30, 2003 (unaudited)


DESCRIPTION                                       SHARES           MARKET VALUE

Common Stock

Consumer Discretionary -- 12.7%
    AOL Time Warner*                              6,165            $   84,337
    Brinker International*                        3,430               108,903
    Fred's                                        8,800               287,232
    General Motors                                3,140               113,197
    Home Depot                                    7,991               224,787
    International Game Technology*                3,180               274,434
    Nike                                          2,475               132,487
    Ross Stores                                   6,020               228,098
    Snap-On                                       4,350               127,673
    Sonic*                                       15,225               411,227
    Target                                       17,815               595,733
    USA Interactive*                              8,500               254,575
    Vodafone Group ADR                            8,510               168,157
                                                                   ----------
                                                                    3,010,840
                                                                   ----------

Consumer Staples -- 7.8%
    Anheuser-Busch                                3,925               195,779
    PepsiCo                                      11,550               499,884
    Procter & Gamble                              7,170               644,225
    Whole Foods Market*                           4,460               264,522
    Wm Wrigley Jr                                 4,300               243,853
                                                                   ----------
                                                                    1,848,263
                                                                   ----------

Energy -- 4.8%
    ChevronTexaco                                 5,135               322,529
    ConocoPhillips                                4,600               231,380
    Exxon Mobil                                   8,157               287,127
    Suncor Energy                                 6,745               110,955
    Transocean*                                   9,920               188,976
                                                                   ----------
                                                                    1,140,967
                                                                   ----------

Financials -- 16.0%
    Aflac                                        11,530               377,146
    American Express                              6,325               239,465
    Bank of America                               6,070               449,484
    Citigroup                                    13,353               524,105
    Marsh & McLennan                              4,980               237,446
    Metlife                                       8,600               247,078
    Morgan Stanley                                7,020               314,145
    Nuveen Investments, Cl A                      8,425               206,413
    SouthTrust                                   17,425               469,778
    Wells Fargo                                  10,365               500,215
    Wilmington Trust                              8,170               219,854
                                                                   ----------
                                                                    3,785,129
                                                                   ----------

Health Care -- 14.6%
    AdvancePCS*                                  17,105               514,005
    AmerisourceBergen                             9,120               527,592
    Baxter International                          6,075               139,725
    Biovail*                                      6,650               240,398
    Forest Laboratories*                          4,765               246,446
    Johnson & Johnson                             4,450               250,802
    Pfizer                                       18,375               565,031
    Quest Diagnostics*                            4,700               280,825
    Quintiles Transnational*                      7,210               101,228
    Stryker                                       4,975               333,375
    WellPoint Health Networks*                    3,185               241,869
                                                                   ----------
                                                                    3,441,296
                                                                   ----------

Industrials -- 7.6%
    Canadian National Railway                     8,585               417,489
    Deere                                         2,470               108,754
    General Electric                             23,305               686,332
    Lockheed Martin                               3,480               174,174
    Republic Services*                           10,815               232,090
    Tyco International                           10,600               165,360
                                                                   ----------
                                                                    1,784,199
                                                                   ----------

Information Technology -- 14.3%
    Applied Materials*                            6,050                88,451
    Automatic Data Processing                     4,745               159,574
    Cisco Systems*                               10,925               163,875
    Dell Computer*                               21,230               615,245
    Diebold                                       4,555               182,109
    Imation                                       5,080               174,244
    Intel                                        21,020               386,137
    International Business Machines               1,675               142,208
    Jabil Circuit*                                9,225               172,508
    Microsoft                                    31,550               806,418
    Motorola                                      8,700                68,817
    Oracle*                                      10,230               121,532
    Polycom*                                      7,450                73,085
    Qualcomm                                      7,275               231,927
                                                                    ----------
                                                                    3,386,130
                                                                   ----------

Materials -- 2.1%
    International Flavors & Fragrances            5,970               189,727
    Nucor                                         4,355               177,902
    Pactiv*                                       5,335               109,474
                                                                   ----------
                                                                      477,103
                                                                   ----------

Telecommunications -- 1.4%
    AT&T                                          7,035               119,947
    SBC Communications                           13,158               307,371
                                                                   ----------
                                                                      427,318
                                                                   ----------

Utilities -- 2.2%
    Energy East                                   9,145               166,622
    Southern                                     11,590               337,153
                                                                   ----------
                                                                      503,775
                                                                   ----------

TOTAL COMMON STOCK (COST $18,537,025)-- 83.5%                      19,805,020
                                                                   ----------


Exchange Traded Fund
    SPDR Trust, Ser 1                            31,885             2,930,550
                                                                   ----------

TOTAL EXCHANGE TRADED FUND (COST $3,256,369)--12.4%                 2,930,550
                                                                   ----------



CASH EQUIVALENT
    Goldman Sachs Money Market Fund              974,127              974,127
                                                                   ----------
TOTAL CASH EQUIVALENT (COST $974,127)-- 4.1%                          974,127
                                                                   ----------


TOTAL INVESTMENTS (Cost $22,767,521)-- 100.0%                   $  23,709,697
                                                                   ==========


* Non-income producing security
Cl -- Class
ADR -- American Depository Receipt



               The Statement of Additional Information is hereby
                       amended to reflect these changes.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE